Leases (Components of Lease Expense) (Details) $ in Millions	9 Months Ended
Sep. 27, 2019 USD ($)
Leases [Abstract]
Fixed operating lease expense	$ 29.7
Variable operating lease expense	4.4
Total operating lease expense	$ 34.1